Taxation (Treatment of Toll Charge Related to the U.S. TCJA) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018
Income Tax and Tax Rate [Line Items]
Unrecognized tax benefit recorded				$ 13,121	$ 211,848	$ 212,859	$ 200,228
United States
Income Tax and Tax Rate [Line Items]
Provisional amount of income tax expense recognized for the Toll Charge		$ 219,000	$ 219,000
Reduction in liability for deferred income tax			$ 4,000
Recognition of previously unrecognized tax benefit								$ 77,000
Unrecognized tax benefit recorded								$ 142,000
Income tax expense benefit transition tax reversal	$ 199,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	57,000
Unrecognized Tax Benefits Principal Amount	$ 142,000